Significant Accounting Policies	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Nature Of Operations [PolicyText Block]

Nature of Operations — Seneca Foods Corporation and subsidiaries (the “Company”) conducts its business almost entirely in food packaging, operating 24 plants and 30 warehouses in eight states. The Company markets private label and branded packaged foods to retailers and institutional food distributors.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation — The consolidated financial statements include the accounts for the parent company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments — The fair values of cash and cash equivalents (Level 1), accounts receivable, loan receivable, short-term debt (Level 2) and accounts payable approximate cost because of the immediate or short-term maturity of these financial instruments. See Note 10, Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The three-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobserved inputs (Level 3). The three levels are defined as follows:

  Level 1- Quoted prices for identical instruments in active markets.

  Level 2- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.
  Level 3- Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable

Deferred Charges, Policy [Policy Text Block]

Deferred Financing Costs — Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not materially different than using the effective interest rate method. As of March 31, 2014, there were $0.8 million of deferred financing costs included in other assets on the Consolidated Balance Sheets

Inventory, Policy [Policy Text Block]	Inventories — Substantially all inventories are stated at the lower of cost; determined under the last-in, first-out (“LIFO”) method; or market
Income Tax, Policy [Policy Text Block]

Income Taxes — The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company's forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Costs — The Company includes all shipping and handling costs billed to customers in net sales and the corresponding costs in cost of products sold
Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]	Advertising Costs — Advertising costs are expensed as incurred. Advertising costs charged to operations were $1.5 million and $1.4 million in 2014 and 2013, respectively.
Receivables, Policy [Policy Text Block]

Accounts Receivable and Doubtful Accounts — Accounts receivable is stated at invoice value, which is net of any off invoice promotions.  A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over 15 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available

Earnings Per Share, Policy [Policy Text Block]

Earnings per Common Share — The Company has three series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period. Restricted stock is included in all earnings per share calculations.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock.

Depreciation and Valuation [Policy Text Block]

Depreciation and Valuation — Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. Depreciation was $22.9 million, $22.8 million, and $22.2 million in 2014, 2013, and 2012, respectively. The estimated useful lives are as follows: buildings and improvements — 30 years; machinery and equipment — 10-15 years; computer software — 3-5 years; vehicles — 3-7 years; and land improvements — 10-20 years. The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value. There were $1.2 million of impairment losses in 2013 included in Plant Restructuring (see Plant Restructuring, note 15). There were no significant impairment losses in 2014 or 201

Use of Estimates, Policy [Policy Text Block]

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimated

Recently Issued Accounting Standards [Text Block]

Recently Issued Accounting Standards — In July 2013, the Financial Accounting Standards Board ("FASB") issued Account Standards Update ("ASU") 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." The amendments in ASU 2013-11 provide guidance on the financial statement presentation of unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. ASU 2013-11 is effective for fiscal years beginning after December 15, 2013. The Company will reflect the impact of these amendments beginning in the first quarter of Fiscal 2015. The Company does not anticipate a material impact on the Company's financial position, results of operations or cash flows as a result of this change.

Prior Period Reclassification Adjustment, Description	Reclassifications — Certain previously reported amounts have been reclassified to conform to the current period classification.